Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Line of credit maximum borrowing capacity	€ 21,370,000	€ 14,350,000
Line of credit cumulative amount drawn	5,077,717	8,542,000
Interest expenses on bank borrowings	722,169	534,038
Interest payable on bank borrowing current	60,471	72,351
Payable to shareholder towards loan borrowed		48,400
Loan balance offset by capital increases		364,233
Credit accounts with shareholders	41,906	60,081
Loan from government entity	862,726	373,409
Interest expenses on borrowings	€ 2,864	€ 7,578